iClima Global Decarbonization Transition Leaders ETF

SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Common Stocks - 99.8%	Shares	Value
Auto Manufacturers - 4.7%
Kandi Technologies Group, Inc. (1)	478	$2,533
Li Auto, Inc. - Class A - ADR (1)	354	11,820
NFI Group, Inc.	176	3,819
NIO, Inc. - Class A - ADR (1)	208	9,293
Tesla, Inc. (1)	14	9,621
Workhorse Group, Inc. (1)	116	1,339
XPeng, Inc. - ADR (1)	254	10,295
		48,720
Auto Parts & Equipment - 2.3%
Aptiv PLC (1)	84	14,015
BorgWarner, Inc.	200	9,796
		23,811
Building Materials - 5.1%
Cie de Saint-Gobain	218	15,575
Kingspan Group PLC	126	13,701
Lixil Corp.	296	8,021
Nibe Industries AB - B Shares (1)	1,294	15,460
		52,757
Chemicals - 5.3%
Albemarle Corp.	68	14,011
Carbios (1)	64	3,324
Ecolab, Inc.	58	12,808
Johnson Matthey PLC	180	7,438
Umicore SA	148	9,175
Wacker Chemie AG	56	8,247
		55,003
Commercial Services - 1.3%
Quanta Services, Inc.	114	10,362
Vivint Smart Home, Inc. (1)	210	2,577
		12,939
Distribution & Wholesale - 2.9%
Ferguson PLC	92	12,906
LKQ Corp. (1)	230	11,673
Resideo Technologies, Inc. (1)	168	4,956
		29,535
Diversified Financial Services - 1.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	118	6,703
London Stock Exchange Group PLC	96	9,997
		16,700
Electric - 11.7%
ACEA SpA	368	8,579
Algonquin Power & Utilities Corp.	506	8,058
Ameresco, Inc. - Class A (1)	66	4,523
Audax Renovables SA	1,654	3,754
Boralex, Inc.	110	3,460
Clearway Energy, Inc. - Class A	234	6,711
Contact Energy Ltd.	400	2,278
Edison International	188	10,246
EDP Renovaveis SA	392	9,204
Encavis AG	156	2,854
Iberdrola SA	910	10,963
Innergex Renewable Energy, Inc.	188	3,276
Mercury NZ Ltd.	600	2,768
Meridian Energy Ltd.	800	2,915
Northland Power, Inc.	226	7,926
Ormat Technologies, Inc.	62	4,324
Orsted AS	64	9,503
TransAlta Renewables, Inc.	434	7,638
Verbund AG	128	11,816
		120,796
Electrical Components & Equipment - 8.6%
ABB Ltd.	408	14,915
Acuity Brands, Inc.	62	10,874
Blink Charging Co. (1)	80	2,762
EnerSys	48	4,736
Generac Holdings, Inc. (1)	42	17,613
Littelfuse, Inc.	28	7,448
Nexans SA	52	4,970
Prysmian SpA	256	9,174
Schneider Electric SE	82	13,739
SMA Solar Technology AG	56	2,932
		89,163
Electronics - 5.1%
Advanced Energy Industries, Inc.	38	3,943
Azbil Corp.	168	6,513
Badger Meter, Inc.	44	4,445
Halma PLC	248	9,962
Itron, Inc. (1)	42	4,142
Smart Metering Systems PLC	440	5,524
Trimble, Inc. (1)	154	13,167
Vicor Corp. (1)	46	5,318
		53,014
Energy - Alternate Sources - 13.7%
Atlantica Sustainable Infrastructure PLC	170	6,759
Ballard Power Systems, Inc. (1)	196	3,172
Canadian Solar, Inc. (1)	70	2,817
Ceres Power Holdings PLC (1)	204	2,862
Enphase Energy, Inc. (1)	56	10,618
Falck Renewables SpA	538	3,694
First Solar, Inc. (1)	86	7,399
FuelCell Energy, Inc. (1)	182	1,152
ITM Power PLC (1)	470	2,680
JinkoSolar Holding Co. Ltd. (1)	62	3,341
Landis+Gyr Group AG	60	4,734
Maxeon Solar Technologies Ltd. (1)	98	1,558
Meyer Burger Technology AG (1)	9,910	5,117
NEL ASA (1)	1,940	3,708
Neoen SA (1)	110	4,777
NextEra Energy Partners L.P.	86	6,668
Nordex SE (1)	148	2,847
Plug Power, Inc. (1)	162	4,419
PowerCell Sweden AB (1)	84	1,843
Renewable Energy Group, Inc. (1)	42	2,572
RENOVA, Inc. (1)	116	5,211
Scatec ASA	198	4,257
Siemens Gamesa Renewable Energy SA	262	7,301
SolarEdge Technologies, Inc. (1)	36	9,341
Solaria Energia y Medio Ambiente SA (1)	148	2,854
Sunnova Energy International, Inc. (1)	156	5,944
SunPower Corp. (1)	162	4,013
Sunrun, Inc. (1)	146	7,734
TPI Composites, Inc. (1)	60	2,348
Vestas Wind Systems (1)	274	10,099
		141,839
Engineering & Construction - 1.5%
Acciona SA	58	8,886
MYR Group, Inc. (1)	72	6,885
		15,771
Environmental Control - 5.5%
Covanta Holding Corp.	290	5,829
Pentair PLC	158	11,640
Republic Services, Inc.	134	15,860
TOMRA Systems ASA	156	9,019
Waste Connections, Inc.	110	13,927
		56,275
Food - 2.9%
Beyond Meat, Inc. (1)	44	5,399
HelloFresh SE (1)	96	9,002
Kerry Group PLC	80	11,858
Tattooed Chef, Inc. (1)	176	3,471
		29,730
Forest Products & Paper - 1.6%
Ence Energia y Celulosa SA	1,028	3,174
Mondi PLC	356	9,880
Sumitomo Forestry Co. Ltd.	202	3,806
		16,860
Hand & Machine Tools - 0.8%
Regal Beloit Corp.	56	8,245

Internet - 1.8%
Lyft, Inc. - Class A (1)	172	9,515
Uber Technologies, Inc. (1)	212	9,214
		18,729
Machinery - Construction & Mining - 0.4%
Bloom Energy Corp. - Class A (1)	176	3,837

Machinery - Diversified - 2.4%
IDEX Corp.	56	12,695
KION Group AG	96	10,188
McPhy Energy SA (1)	100	2,021
		24,904
Mining - 0.4%
Livent Corp. (1)	220	4,292

Miscellaneous Manufacturers - 6.6%
A.O. Smith Corp.	148	10,409
Alstom SA	198	8,208
Eaton Corp. PLC	102	16,121
ESCO Technologies, Inc.	42	3,964
Siemens AG	76	11,858
Trane Technologies PLC	84	17,103
		67,663
Packaging & Containers - 1.0%
DS Smith PLC	1,670	9,822

Real Estate - 1.2%
Vonovia SE	184	12,258

Real Estate Investment Trusts (REITs) - 1.5%
PotlatchDeltic Corp.	84	4,363
Weyerhaeuser Co.	324	10,928
		15,291
Semiconductors - 3.9%
Applied Materials, Inc.	122	17,071
Cree, Inc. (1)	74	6,864
Infineon Technologies AG	300	11,432
Veeco Instruments, Inc. (1)	214	4,965
		40,332
Software - 2.9%
Bandwidth, Inc. - Class A (1)	22	2,853
DocuSign, Inc. (1)	52	15,498
Zoom Video Communications, Inc. - Class A (1)	32	12,099
		30,450
Transportation - 1.0%
East Japan Railway Co.	160	10,613

Water - 2.1%
American Water Works Co., Inc.	68	11,568
Suez SA	422	9,843
		21,411
Total Common Stocks
(Cost $997,798)		1,030,760

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.026% (2)	2,171	2,171
Total Short-Term Investments
(Cost $2,171)		2,171

Total Investments in Securities - 100.0%
(Cost $999,969)		1,032,931
Other Liabilities in Excess of Assets - (0.0)% (3)		(97)
Total Net Assets - 100.0%		$1,032,834

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of July 31, 2021.
(3)	Does not round to 0.5% or (0.5)%, as applicable.

Summary of Fair Value Exposure at July 31, 2021 (Unaudited)

The iClima Global Decarbonization Transition Leaders ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$1,030,760	$–	$–	$1,030,760
Short-Term Investments	–	2,171	–	–	2,171
Total Investments in Securities	$–	$1,032,931	$–	$–	$1,032,931

(1) See Schedule of Investment for the industry breakout.